Other Non-Current Assets - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2013 Subsequent event [Member] USD ($)	Dec. 31, 2011 Sutamsky iron ore [Member] USD ($)	Dec. 31, 2011 Sutamsky iron ore [Member] RUB	Dec. 31, 2011 Sivaglinsky iron ore [Member] USD ($)	Dec. 31, 2011 Sivaglinsky iron ore [Member] RUB	Dec. 31, 2012 Bank loans [Member] USD ($)	Dec. 31, 2011 Bank loans [Member] USD ($)
Other Noncurrent Assets [Line Items]
Advanced payments	$ 15,934	$ 13,539
Capitalized origination fees on bank loans	83,275	86,409						69,700	71,673
Capitalized export credit agency and insurance fees	13,575	14,736
Amount of VAT receivable	16,181	18,206
Total bonding requirements	21,171
Collateralized cash deposits and investments	5,252	10,074
Investments maturity period	90 days
Insured bonding program	20,860	19,304
Cash and investment collateral	4,942	9,733
Increase in insured bonding requirements to secure permits			3,078
Acquisition of subsoil licenses for iron ore deposit areas				2,826	91,000	4,354	140,000
Payments to acquire license		$ 7,180